                                 UMB Scout Funds

                      Supplement dated July 5, 2001 to the
        Joint Statement of Additional Information dated October 31, 2000 for the UMB Scout Funds family

     I. Investment  Manager:  On May 12, 2001, Scout Investment  Advisors,  Inc.
("Scout  Advisors"),  1010 Grand Boulevard,  Kansas City, Missouri 64106, became the investment  manager of the Funds in the UMB Scout Funds family.  Previously,
UMB Bank,  n.a.  ("UMB")  served as  investment  manager.  Scout  Advisors  is a registered investment advisory firm that is a wholly-owned subsidiary of UMB. It was formed for the purpose of serving as the investment manager of the Funds, in response to changes in the federal  securities laws that affect  bank-affiliated mutual funds.

     Scout  Advisors  serves as  investment  manager  for the Funds  pursuant to separate  Management  Agreements  effective May 12, 2001.  With the exception of effective and termination dates, and the change from UMB to Scout Advisors,  the
Management  Agreements  are  substantially   identical  to  the  Funds'  current
agreements.

     II.  Distributor:  On May 19, 2001,  Sunstone  Distribution  Services,  LLC
("Sunstone  Distribution") became the distributor of the shares of the UMB Scout
Funds.  This change was made in connection with the acquisition by UMB Financial
Corporation of Sunstone  Financial  Group,  Inc., and its  subsidiary,  Sunstone
Distribution.  Sunstone  Financial Group,  Inc. is a leading mutual fund service provider, headquartered at 803 W. Michigan Street, Suite A, Milwaukee, Wisconsin
53233. Sunstone  Distribution and Scout Advisors,  the investment manager of the
Funds, are affiliated companies.

     Sunstone  Distribution  and  each of the  Funds  are  parties  to  separate
Distribution  Agreements,  effective  May 19, 2001,  pursuant to which  Sunstone
Distribution  acts as  agent  for the  distribution  of the  Funds'  shares,  in accordance  with the  instructions  of the Funds' Board of Directors or Trustees and the  registration  statements  and  prospectuses  then in  effect.  Sunstone
Distribution conducts distribution-related activities including, but not limited to,  advertising  and  the  printing  and  mailing  of  prospectuses  and  sales literature.  Any compensation to Sunstone Distribution for  distribution-related services is paid by Scout Advisors, the Funds' investment manager. References to
Jones & Babson, Inc. as the Funds' distributor are hereby superseded.

     III. On May 30, 2001,  shareholders of UMB Scout Capital Preservation Fund,
Inc. and UMB Scout  Regional  Fund,  Inc.  approved  proposals that modified the
Funds' investment  policies and authorized the  reorganization of each Fund into separate series of UMB Scout Funds, a Delaware business trust (the "Trust"). The investment  policy  changes and the  reorganizations  were  effective on July 2,
2001. As a result of such changes, the joint Statement of Additional Information for the UMB Scout Funds (the "SAI") is hereby amended as follows. All references in the SAI to the prior Fund names are amended to reflect the new names.  In the section of the SAI entitled "INVESTMENT  OBJECTIVES,  STRATEGIES AND RISKS," the
description of UMB Scout Regional Fund, Inc. is replaced with the following:

                            UMB SCOUT SMALL CAP FUND

     The  Fund's  investment  objective  is  long-term  growth of  capital.  The investment  objective is a matter of fundamental policy, which means that it may not be changed  without the  approval  of a majority  of the Fund's  outstanding voting  securities  (as  defined  in the 1940  Act).  The  following  investment
policies,   as  well  as  those  investment  policies  outlined  in  the  Fund's prospectus,  may be changed by the Fund's  Board  without  the  approval of Fund shareholders.

     The Fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in a diversified  portfolio of equity  securities issued by companies that, at the time of the investment,  have a market  capitalization of $1.5 billion or less. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty (60) days before it occurs.  The Fund may invest in companies either located  in or having a  substantial  portion  of their  business  in the United
States.

     The equity  securities  in which the Fund invests  include  common  stocks,
preferred  stocks,   securities  convertible  into  common  stocks,  rights  and warrants.  The Fund also is authorized to purchase fixed income  securities such as  corporate  bonds  rated  A or  better  by  Moody's  Investor  Service,  Inc.
("Moody's") or Standard & Poor's Ratings Group  ("S&P(R)"),  in U.S.  government issues  such as  treasury  bills,  treasury  notes  and  treasury  bonds,  or in
short-term  money  market   instruments  such  as  commercial  paper,   bankers'
acceptances and certificates of deposit.

     In the section of the SAI entitled "INVESTMENT  OBJECTIVES,  STRATEGIES AND
RISKS," the  description  of the UMB Scout Capital  Preservation  Fund,  Inc. is
replaced with the following:

                              UMB SCOUT ENERGY FUND

     The  Fund's  investment  objective  is  long-term  growth of  capital.  The investment  objective is a matter of fundamental policy, which means that it may not be changed  without the  approval  of a majority  of the Fund's  outstanding voting  securities  (as  defined  in the 1940  Act).  The  following  investment
policies,   as  well  as  those  investment  policies  outlined  in  the  Fund's prospectus,  may be changed by the Fund's  Board  without  the  approval of Fund shareholders.

     The Fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in a diversified  portfolio of equity  securities issued by  companies  principally  engaged  in  energy-related  businesses.  The equity securities in which the Fund invests  include common stocks,  preferred  stocks, securities  convertible  into common stocks,  rights and warrants.  If the Board seeks to change the Fund's policy of focusing its investments in  energy-related companies,  it will provide  shareholders  with at least sixty (60) days advance written notice before the proposed change occurs.

     The Fund has the  flexibility  to pursue its objective  through any type of domestic or foreign security, listed or over-the-counter, without restriction as to market  capitalization.  Additionally,  under normal circumstances,  the Fund will not invest more than 25% of its total assets in a single industry.

     When, in the manager's  judgment,  market  conditions  warrant  substantial temporary  investments in  high-quality  money market  securities,  the Fund may invest up to 100% of its assets in those types of  investments.  Investments  in money market securities shall include government  securities,  government agency securities, commercial paper, banker's acceptances, bank certificates of deposit and  repurchase  agreements.  Investment  in  commercial  paper is restricted to companies  rated P2 or higher by Moody's  or A-2 or higher by S&P.  The Fund may also invest in the following fixed income securities.

     1. Direct obligations of the U.S.  Government,  such as bills, notes, bonds and other debt securities issued by the U.S. Treasury.

     2. Obligations of U.S. government agencies and instrumentalities  which are secured by the full faith and credit of the U.S. Treasury, such as securities of the Government  National Mortgage  Association,  the  Export-Import  Bank or the
Student  Loan  Marketing  Association;  or which are secured by the right of the issuer to borrow from the  Treasury,  such as  securities  issued by the Federal
Financing Bank or the U.S. Postal Service; or are supported by the credit of the government agency or instrumentality  itself, such as securities of Federal Home
Loan  Banks,  Federal  Farm  Credit  Banks  or  the  Federal  National  Mortgage
Association.

     3. Securities issued by corporations or other business organizations.

     The Fund's investments in fixed income securities issued by corporations or other business  organizations  will be classified,  at the time of purchase,  as investment grade  securities,  which means that they will be rated Baa or higher by Moody's or BBB or higher by S&P. In addition,  the credit  quality of unrated securities  purchased by the Fund must be, in the opinion of the Fund's advisor, at least equivalent to a Baa rating by Moody's or a BBB rating by S&P.  Although securities  rated Baa by Moody's and BBB by S&P are  considered to be investment grade,  they have  speculative  characteristics.  Such securities  carry a lower degree of risk than lower rated  securities.  Securities  that are  subsequently downgraded in quality below Baa by Moody's or BBB by S&P may continue to be held by the Fund until such time as they can be disposed of in a reasonably practical manner.

     In  the  section  entitled  "INVESTMENT   RESTRICTIONS,"  the  restrictions
previously  applicable to UMB Scout Regional Fund,  Inc. that are now applicable to the UMB Scout Small Cap Fund are amended such that the following restrictions are  deemed  matters of  non-fundamental  policy,  which  means that they may be changed by the Board without shareholder approval.

     1.  Diversification.  The Fund may not purchase the  securities  of any one issuer,  except the United  States  Government,  if  immediately  after and as a result  of such  purchase:  (a) the  value  of the  holdings  of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets; or
(b) the Fund owns more than 10% of the  outstanding  voting  securities,  or any other  class of  securities,  of such  issuers.  (This  restriction  may only be modified by the Fund's Board without  shareholder  approval,  to the extent that the Fund would  continue to be classified  as a diversified  Fund under the 1940
Act.)

     2.  Investing  for Control:  The Fund may not invest in  companies  for the purpose of exercising control or management.

     3.  Investment  Companies:  The  Fund  may not  purchase  shares  of  other investment  companies except in the open market at ordinary broker's  commission or pursuant to a plan of merger or consolidation.

     4. Unseasoned  Issuers:  The Fund may not invest in the aggregate more than
5% of the value of its gross  assets in the  securities  of issuers  (other than
federal,  state,  territorial,  or  local  governments,   or  corporations,   or
authorities established thereby), which, including predecessors, have not had at least three years' continuous operations.

     5.  Affiliate  Dealings:  The Fund may not  enter  into  dealings  with its officers  or  directors,  its  manager  or  underwriter,  or their  officers  or directors,  or any organization in which such persons have a financial interest, except for  transactions  in the Fund's own shares or other  securities  through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time.

     6.  Affiliate-Owned   Companies:  The  Fund  may  not  purchase  or  retain
securities  of any  company in which any Fund  officers  or  directors,  or Fund manager or any of its  partners,  officers or  directors  beneficially  own more than1/2of  1% of said  company's  securities,  if all such  persons  owning more than1/2of 1% of said  company's  securities own in the aggregate more than 5% of the outstanding securities of such company.

     7. Unlimited  Liability  Securities:  The Fund may not invest in securities which are assessable or involve unlimited liability.

     8. Adviser Affiliates:  The Fund may not invest in securities issued by UMB
Financial Corporation or affiliate banks of UMB Financial Corporation.

     The information  relating to UMB Scout Capital  Preservation Fund, Inc, and
UMB Scout Regional Fund, Inc. contained in the first paragraph of the section of the SAI entitled  "GENERAL  INFORMATION  AND HISTORY," is hereby deleted and the first  sentence of the fifth  paragraph  in that  section is  superceded  by the following:

     UMB Scout Funds (the "Trust"),  which consists of four separate series, was organized  as a business  trust in Delaware on January 27,  2000.  The UMB Scout
Equity Index Fund series and the UMB Scout  Technology  Fund series were created as of January 27, 2000.  The UMB Scout Energy Fund series was created on January
24, 2001 to become the successor to UMB Scout Capital  Preservation  Fund, Inc., and UMB Scout Capital Preservation Fund, Inc. was subsequently  reorganized into the Energy Fund on July 1, 2001. The UMB Scout Small Cap Fund series was created on January 24, 2001 to become the successor to UMB Scout  Regional  Fund,  Inc., and UMB Scout Regional Fund, Inc. was  subsequently  reorganized  into the Small
Cap Fund on July 1, 2001.

     IV. The Funds'  unaudited  financial  statements  for the six month  period ended  December  31, 2000,  which are  contained  in the  Semi-Annual  Report to
Shareholders of the same date, are incorporated herein by reference.

     V.  The  information  in the  section  of the SAI  entitled  "OFFICERS  AND
DIRECTORS" is replaced with the following:

     The officers of the Funds manage the  day-to-day  operations  of the Funds.
The Funds' officers, as well as the Fund's investment manager are subject to the direct supervision and control of the Board of Directors or Trustees.  Under the applicable laws of Maryland and Delaware, Directors and Trustees owe a fiduciary duty  to the  shareholders  of a Fund.  The  following  is a list of the  senior officers  and  Directors/Trustees  of the  Funds,  and their  ages and  business experience for the past five years. Unless noted otherwise,  the address of each officer and  Director/Trustee  is BMA Tower, 1010 Grand Boulevard,  Kansas City,
Missouri 64106.

     William  C.   Tempel*   (63),   Chairman  of  the  Board,   President   and
Director/Trustee.   Vice  Chairman,  UMB  Financial   Corporation;   Chairman  &
President,  UMB Scout  Funds;  Director,  UMB  Trust  Company  of South  Dakota;
Divisional   Executive  Vice  President  -  Trust  Services   Group,   UMB  Bank
(1997-2001);  Chairman,  President and CEO UMB Bank Kansas  (subsequently merged into UMB Bank, n.a.) (1993-2001).

     William B. Greiner* (47), Director/Trustee.  Director and Chairman of Scout
Investment Advisors.  Chief Investment Officer, UMB Bank, n.a. since 1999. Prior to 1999, Portfolio Manager, Northern Trust Company, Chicago, Illinois.

     William E. Hoffman, D.D.S. (62), Director/Trustee.  Orthodontist, 3700 West
83rd Street, Suite 206, Prairie Village, Kansas 66208.

     Eric T.  Jager  (57),  Director/Trustee.  President,  Windcrest  Investment
Management,  Inc.;  Trustee,  J&B Funds  (mutual  funds)  since 2000;  Director,
Bartlett Futures, Inc., Nygaard Corporation, 4800 Main Street, Suite 600, Kansas
City, Missouri 64112.

     Stephen F. Rose (52), Director/Trustee.  President, Sun Publications, Inc.,
7373 W. 107th Street, Overland Park, Kansas 66212.

     Stuart  Wien  (77),  Director/Trustee.  Retired,  4589  West  124th  Place,
Leawood, Kansas 66209, formerly Chairman of the Board, Milgram Food Stores, Inc.

     Mary M. Tenwinkel (53),  Vice President since 2001.  Senior Vice President,
Sunstone Financial Group, Inc., 803 West Michigan Street, Milwaukee, WI 53233.

     Barbara J. Demmer (44), Treasurer and Secretary since 2001.  Administrative
Services  Manager,  Sunstone  Financial  Group,  Inc.  (1999-present),  803 West
Michigan Street,  Milwaukee,  WI 53233. Prior to 1999, Senior Vice President and
Controller, AMCORE Investment Group, N.A.

     Compensation.

     The Funds do not directly compensate any Directors/Trustees or officers for their normal duties and services. Mr. Tempel and Mr. Greiner, who are interested
Directors/Trustees  due to their employment with the Funds'  investment  manager are compensated by the investment  manager and not by the Funds. The fees of the
Independent Directors (as well as travel and other expenses related to the Board meetings) are paid by the investment  manager  pursuant to the provisions of the
Funds' Management Agreement.

     The Audit Committee of each Board within the UMB Scout Funds is composed of
Messrs. Hoffman, Jager, Rose and Wien.

     The officers and  Directors/Trustees  of the UMB Scout Funds as a group own less than 1% of each of the UMB Scout Funds.

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* Mr.  Tempel  and  Mr.  Greiner  are  each  considered  to be an
"interested  person" of the Funds under the 1940 Act, due to their employment by the investment manager.  Mr. Tempel and Mr. Greiner are Directors or Trustees of
all of the UMB Scout Funds except for UMB Scout Bond Fund, Inc., UMB Scout Stock
Fund, Inc., UMB Scout Money Market Fund, Inc. and UMB Scout Tax-Free Fund, Inc.